Related Party Transactions - Remuneration of key management (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related Party Transactions
Short-term remuneration & compensation	€ 343	€ 209	€ 559	€ 396
Share based payment	48	35	150	101
Total	€ 391	€ 244	€ 709	€ 497